EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 1.9%
19,563	Interpublic Group of Companies, Inc.	$ 635,601

	AEROSPACE & DEFENSE - 0.9%
6,529	Aerojet Rocketdyne Holdings, Inc.	315,285

	APPAREL & TEXTILE PRODUCTS - 0.0%(a)
32	Carter's, Inc.	3,301

	ASSET MANAGEMENT - 3.1%
7,700	Ares Management Corporation, Class A	489,643
4,250	LPL Financial Holdings, Inc.	573,665
		1,063,308
	BEVERAGES - 1.6%
1,307	Coca-Cola Consolidated, Inc.	525,584

	BIOTECH & PHARMA - 5.1%
3,487	Bridgebio Pharma, Inc.(b)	212,568
3,105	Guardant Health, Inc.(b)	385,610
8,166	Halozyme Therapeutics, Inc.(b)	370,818
4,201	Horizon Therapeutics plc(b)	393,381
537	Neurocrine Biosciences, Inc.(b)	52,261
2,410	Twist Bioscience Corporation(b)	321,133
		1,735,771
	CHEMICALS - 2.2%
1,988	Avery Dennison Corporation	417,957
84,012	Marrone Bio Innovations, Inc.(b)	139,460
2,273	RPM International, Inc.	201,570
		758,987
	COMMERCIAL SUPPORT SERVICES - 5.4%
3,545	AMN Healthcare Services, Inc.(b)	343,794
4,205	Brink's Company (The)	323,112
9,910	Robert Half International, Inc.	881,693
3,836	TriNet Group, Inc.(b)	278,033
		1,826,632

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONSTRUCTION MATERIALS - 0.1%
1,813	Forterra, Inc.(b)	$ 42,624

	CONTAINERS & PACKAGING - 2.7%
6,641	Berry Global Group, Inc.(b)	433,126
4,288	Crown Holdings, Inc.	438,276
		871,402
	E-COMMERCE DISCRETIONARY - 0.7%
10,819	CarParts.com, Inc.(b)	220,275

	ELECTRICAL EQUIPMENT - 3.6%
2,529	A O Smith Corporation	182,240
2,433	Chase Corporation	249,650
1,677	Generac Holdings, Inc.(b)	696,207
437	Hubbell, Inc.	81,649
		1,209,746
	ENGINEERING & CONSTRUCTION - 1.8%
2,430	Installed Building Products, Inc.	297,335
3,412	Quanta Services, Inc.	309,025
		606,360
	ENTERTAINMENT CONTENT - 1.1%
182	Sciplay Corporation(b)	3,085
34,098	Zynga, Inc., Class A(b)	362,462
		365,547
	GAMING REIT - 0.1%
397	Gaming and Leisure Properties, Inc.	18,393

	GAS & WATER UTILITIES - 0.0%(a)
838	Global Water Resources, Inc.	14,313

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.8%
982	Amedisys, Inc.(b)	$ 240,521
435	Chemed Corporation	206,408
5,044	Henry Schein, Inc.(b)	374,214
1,511	Medpace Holdings, Inc.(b)	266,888
1,705	Molina Healthcare, Inc.(b)	431,467
49,122	Neuronetics, Inc.(b)	786,935
		2,306,433
	HOME & OFFICE PRODUCTS - 2.5%
15,296	Tempur Sealy International, Inc.	599,450
1,087	Whirlpool Corporation	236,988
		836,438
	INDUSTRIAL REIT - 1.0%
9,587	Americold Realty Trust	362,868

	INDUSTRIAL SUPPORT SERVICES - 1.8%
1,880	United Rentals, Inc.(b)	599,739

	INSURANCE - 2.5%
2,394	Assurant, Inc.	373,895
509	Palomar Holdings, Inc.(b)	38,409
2,769	Primerica, Inc.	424,045
		836,349
	INTERNET MEDIA & SERVICES - 1.7%
5,839	Shutterstock, Inc.	573,215

	LEISURE FACILITIES & SERVICES - 4.5%
249	Caesars Entertainment, Inc.(b)	25,834
6,036	Dine Brands Global, Inc. (b)	538,713
4,996	Shake Shack, Inc.(b)	534,672
1,394	Vail Resorts, Inc. (b)	441,229
		1,540,448

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE PRODUCTS - 2.5%
7,460	OneWater Marine, Inc.	$ 313,544
3,876	Polaris, Inc.	530,857
		844,401
	MACHINERY - 2.6%
3,496	Lincoln Electric Holdings, Inc.	460,459
3,872	Toro Company	425,455
		885,914
	MEDICAL EQUIPMENT & DEVICES - 9.5%
18,175	Axogen, Inc.(b)	392,762
8,068	Bruker Corporation	613,006
7,579	Cardiovascular Systems, Inc.(b)	323,244
739	Castle Biosciences, Inc.(b)	54,191
6,486	Fluidigm Corporation(b)	39,954
6,429	Globus Medical, Inc., Class A(b)	498,440
1,007	Penumbra, Inc.(b)	275,978
1,283	Quidel Corporation(b)	164,378
7,128	Surmodics, Inc.(b)	386,694
8,412	Vericel Corporation(b)	441,630
		3,190,277
	OIL & GAS PRODUCERS - 0.3%
640	Murphy USA, Inc.	85,357

	OIL & GAS SERVICES & EQUIPMENT - 1.6%
13,862	Core Laboratories N.V.	539,925

	PUBLISHING & BROADCASTING - 0.2%
500	Nexstar Media Group, Inc.	73,940

	REAL ESTATE SERVICES - 0.3%
2,384	eXp World Holdings, Inc.(b)	92,428

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RENEWABLE ENERGY - 1.3%
84	Enphase Energy, Inc.(b)	$ 15,425
8,889	TPI Composites, Inc.(b)	430,405
		445,830
	RETAIL - CONSUMER STAPLES - 2.0%
6,800	BJ's Wholesale Club Holdings, Inc.(b)	323,544
1,935	Casey's General Stores, Inc.	376,628
		700,172
	RETAIL - DISCRETIONARY - 2.3%
352	RH(b)	239,008
3,357	Williams-Sonoma, Inc.	535,945
		774,953
	SEMICONDUCTORS - 3.0%
1,607	Marvell Technology, Inc.	93,736
5,476	Semtech Corporation(b)	376,749
4,064	Teradyne, Inc.	544,414
15	Universal Display Corporation	3,335
		1,018,234
	SOFTWARE - 14.1%
13,376	Agilysys, Inc.(b)	760,693
20,375	American Software, Inc., Class A	447,435
1,196	Avaya Holdings Corporation(b)	32,172
29,383	Brightcove, Inc.(b)	421,646
16,206	Calix, Inc.(b)	769,784
357	CDK Global, Inc.	17,739
8,148	CommVault Systems, Inc.(b)	636,929
3,704	Domo, Inc.(b)	299,394
4,186	Envestnet, Inc.(b)	317,550
43	New Relic, Inc.(b)	2,880
1,348	Nuance Communications, Inc.(b)	73,385
37	Omnicell, Inc.(b)	5,604
67	Progress Software Corporation	3,099
1,522	Proofpoint, Inc.(b)	264,463
7,891	QAD, Inc.	686,675
		4,739,448

EMPIRIC 2500 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY FINANCE - 1.7%
290	Credit Acceptance Corporation(b)	$ 131,692
10,318	Fidelity National Financial, Inc.	448,420
		580,112
	TECHNOLOGY HARDWARE - 2.9%
22,201	Extreme Networks, Inc.(b)	247,763
20,602	Sonos, Inc.(b)	725,809
		973,572
	TECHNOLOGY SERVICES - 3.1%
2,728	Euronet Worldwide, Inc.(b)	369,235
762	Fair Isaac Corporation(b)	383,041
2,807	TTEC Holdings, Inc.	289,374
		1,041,650
	TRANSPORTATION & LOGISTICS - 1.1%
2,160	Landstar System, Inc.	341,323
225	XPO Logistics, Inc.(b)	31,475
		372,798

	TOTAL COMMON STOCKS (Cost $18,733,587)	33,627,630

	TOTAL INVESTMENTS - 99.6% (Cost $18,733,587)	$ 33,627,630
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	133,405
	NET ASSETS - 100.0%	$ 33,761,035

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.